OMB Number 3235-0675 Expires October 31, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from

July 1, 2018 to September 30, 2018

Date of Report (Date of earliest event reported): September 30, 2018

Commission File Number of securitizer: 025-01814

Central Index Key Number of securitizer: 0001624444

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _________________

 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _________________

Central Index Key Number of underwriter (if applicable): __________________

Nancy Lynch, (212) 729-1096

Name and telephone number, including area code, of the person to contact in connection with the filing

REPRESENTATIONS AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), Eaglewood Securitization Trust has indicated by check mark that there is no activity to report for the quarter ending September 30, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated October 22, 2018

EAGLEWOOD SECURITIZATION TRUST
(Securitizer)

By: Pollen Street Capital (US) LLC (f/k/a

PSC Eaglewood Americas LLC), in its

capacity as Administrator of

Eaglewood Securitization Trust

By: /s/ Nancy Lynch

Name: Nancy Lynch

Title: Authorized Signatory